Income Taxes Deferred Tax Assets And Liabilities (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		9 Months Ended		3 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2010 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Dec. 31, 2009 Spain [Member]	Dec. 31, 2011 Domestic Country [Member]	Dec. 31, 2011 State and Local Jurisdiction [Member]	Dec. 31, 2011 Foreign Country [Member]
Valuation Allowances and Reserves, Balance				$ 1,700,000,000								$ 1,200,000,000		$ 486,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		74,000,000		69,000,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		22,000,000		28,000,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign														1,300,000,000
Components of Deferred Tax Assets and Liabilities [Abstract]
Employee benefit plans		139,000,000		134,000,000
Capitalized expenditures for tax reporting		135,000,000		111,000,000
Net operating losses and carryforwards		1,097,000,000		1,174,000,000
All other		279,000,000		253,000,000
Subtotal		1,650,000,000		1,672,000,000
Valuation allowance		(1,463,000,000)		(1,657,000,000)
Total deferred tax assets		187,000,000		15,000,000										31,000,000
Deferred Tax Liabilities, Property, Plant and Equipment		74,000,000		1,000,000
All other		257,000,000		153,000,000
Total deferred tax liabilities		331,000,000		154,000,000
Net deferred tax liabilities		144,000,000		139,000,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	8,000,000										12,000,000
Impairment of Long-Lived Assets to be Disposed of		0	0	66,000,000	(1,000,000)
Reconciiation of Unrecognized Tax Benefits [Abstract]
Unrecognized Tax Benefits Beginning balance				131,000,000			131,000,000	126,000,000	190,000,000	126,000,000
Tax positions related to current periods
Additions						7,000,000	17,000,000		13,000,000
Tax positions related to prior periods
Additions						3,000,000	3,000,000		2,000,000
Reductions						(1,000,000)	(21,000,000)		(58,000,000)
Settlements with tax authorities					(56,000,000)	(1,000,000)	(1,000,000)
Lapses in statue of limitations						(2,000,000)	(1,000,000)		(18,000,000)
Effect of exchange rate changes						(1,000,000)	(5,000,000)		(3,000,000)
Unrecognized Tax Benefits Ending balance		131,000,000		123,000,000		131,000,000	123,000,000	126,000,000		126,000,000
U.S. foreign tax credit carryforwards												320,000,000		9,000,000
Operating Loss Carryforwards												1,200,000,000	19,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound				1,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound				3,000,000
Estimated interest and penalties		$ 3,000,000